OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
OTHER NON-CURRENT ASSETS
Schedule of other non-current assets

	As of
	December 31,	December 31,
	2017	2018
	RMB	RMB
Prepayment of long-term investment	112,902	—